Document and Entity Information	Aug. 17, 2026
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 17, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	1-12252
Entity Registrant Name	VIVMARK RESIDENTIAL
Entity Central Index Key	0000906107
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	13-3675988
Entity Address, Address Line One	Two North Riverside Plaza
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	474-1300
Title of 12(b) Security	Common Shares of Beneficial Interest, $0.01 Par Value (Vivmark Residential)
Trading Symbol	EQR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
ERP OPERATING LTD PARTNERSHIP [Member]
Entity Information [Line Items]
Entity File Number	0-24920
Entity Registrant Name	ERP OPERATING LIMITED PARTNERSHIP
Entity Central Index Key	0000931182
Entity Incorporation, State or Country Code	IL
Entity Tax Identification Number	36-3894853
Entity Address, Address Line One	4040 Wilson Blvd., Suite 1000
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22203
City Area Code	703
Local Phone Number	329-6300